Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Cost of Sales

	Year Ended June 30,
	2025	2024	2023
Cost of finished goods	8,660,363	5,273,627	-
Cost of material	25,226,032	17,432,898	18,710,793
Direct labor	2,372,779	1,917,665	2,154,793
Freight and storage	899,185	2,112,109	1,615,464
Depreciation	335,292	481,093	547,454
Occupancy costs	616,684	341,790	415,436
Repairs and maintenance	130,369	251,600	619,020
Total cost of sales	38,240,704	27,810,782	24,062,603